Employees and Employee-Related Costs - Employee Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employees and Employee-Related Costs
Wages and salaries	$ 8,436	$ 8,182	$ 7,558
Cash bonus	393	789	668
Share-based compensation expenses	479	942	1,379
Other social security expenses	18	19	28
Other staff expenses	216	389	364
Total Employee cost	9,542	10,321	9,997
Non-management employee benefit expense	7,125	7,622	7,250
Research and development expenses
Employees and Employee-Related Costs
Share-based compensation expenses	377	760	1,051
Total Employee cost	6,410	8,156	7,845
Non-management employee benefit expense	5,255	6,639	6,414
General and administrative expense
Employees and Employee-Related Costs
Share-based compensation expenses	102	182	328
Total Employee cost	3,132	2,165	2,152
Non-management employee benefit expense	$ 1,870	$ 983	$ 836